INTANGIBLE ASSETS - Intangible assets by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Composition of other intangible assets by segment
Other intangible assets	R$ 509,760	R$ 622,578	R$ 673,262	R$ 836,096
Brazil Operation
Composition of other intangible assets by segment
Other intangible assets	207,053	220,303	238,243
Special Steel Operation
Composition of other intangible assets by segment
Other intangible assets	130,719	156,557	132,934
South America Operation
Composition of other intangible assets by segment
Other intangible assets	1,039	1,534	1,729
North America Operation
Composition of other intangible assets by segment
Other intangible assets	R$ 170,949	R$ 244,184	R$ 300,356